Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives
	As of March 31,
	2023	2024
	RMB	RMB
Office real estate	20,996	20,995
Furniture and equipment	5,987	10,768
Production and other machineries	55,004	47,845
Total	81,987	79,608
Less: accumulated depreciation	(20,580)	(25,420)
Property and equipment, net	61,407	54,188
Details of production and other machineries lease out under operating lease are as follows:
	As of March 31,
	2023	2024
	RMB	RMB
Cost	29,578	26,629
Less: accumulated depreciation and amortization	(12,094)	(13,363)
Net book value	17,484	13,266

Schedule of Disaggregates the Company’s Revenue by Type of Contract	The following table disaggregates the Company’s revenue by type of contract for the years ended March 31, 2023 and 2024:
	Year ended March 31,
	2023	2024
	RMB	RMB
OEM/ODM	197,564	172,156
In-house brand	-	-
Total	197,564	172,156

Schedule of Basic and Diluted Loss Per Share	Basic and diluted loss per share for each of the periods presented are calculated as follows:
	Year ended March 31,
	2023	2024
	RMB	RMB
Numerator:
Net loss attributable to UTime Limited, basic and diluted	(87,616)	(60,884)
Denominator:
Weighted average shares outstanding, basic and diluted	11,229,985	16,550,762
Net loss attributable to UTime Limited per ordinary share:
Continuing operations	(7.44)	(2.03)
Discontinued operations	(0.57)	(1.73)

Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Property and Equipment are Provided using the Straight-Line Method over their Estimated Useful Lives	Depreciation of property and equipment are provided using the straight-line method over their estimated useful lives as follows:
Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years